Personnel expenses - Disclosure of Detailed Information about Employee Head Count (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel Expenses [Abstract]
Average number of full-time equivalents	167.8	167.4	158.3
Full-time equivalents at year end	167.5	175.3	163.2
Headcount at year end	182	191	177